RELATED PARTY TRANSACTIONS	9 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 4 — RELATED PARTY TRANSACTIONS

The Company was originally incorporated in the Cayman Islands through the issuance of one common share to Ogier Global Subscriber (Cayman) Limited (“Ogier”) for the par value of $1.00 on March 18, 2025. On March 20, 2025, Ogier transferred the one common share held to SL Bio.

On March 18, 2025, Merger Sub I and Merger Sub II were incorporated through the issuance of one common share each to Ogier for the par value of $1.00 each. On March 20, 2025, Merger Sub I and Merger Sub II became wholly-owned subsidiaries of the Company when the one common share each held by Ogier was transferred to the Company for a total investment of $1.00 each.

As of December 31, 2025, the amount due to holding company was consisted of the following:

Name	Amount	Relationship	Note

SL Bio	$27,454	Holding company	Other payables, interest free and payment on demand.